Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Income Statement [Abstract]
Revenues			$ 247
Cost of revenue			1,792
Gross loss			(1,545)
Research and development, net	896		2,352
Sales and marketing	45		998
General and administrative	15,612		1,950
Unrealized loss on digital assets	30,328	[1]
Operating loss	(46,881)		(6,845)
Finance income (expenses), net	26		(200)
Net loss	$ (46,855)		$ (7,045)
Net loss per ordinary share attributable to shareholders basic	$ (4.93)		$ (12.2)
Net loss per ordinary share attributable to shareholders diluted	$ (4.93)		$ (12.2)
Weighted average ordinary shares outstanding basic	9,498		577
Weighted average ordinary shares outstanding diluted	9,498		577

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.